SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Schedule of assumptions used to estimate the fair values of the share options granted

	2017	2018	2019
Risk-free rate of return	1.31%~1.76%	2.01%~2.63%	1.68%~2.63%
Contractual life of option	10 years	10 years	10 years
Estimated volatility rate	25%	27%~38%	30%~41%
Dividend yield	Nil	Nil	Nil
Fair value per ordinary share	US$5.89~$7.30	US$3.00 ~$9.51	US$2.37 ~$3.40

Schedule of employee option activity under the Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	Options	price	term	value
		US$	Years	US$
Outstanding at January 1, 2017	3,461,650	1.00	8.46	3,843
Granted	2,303,900	1.84
Forfeited	(1,866,225)	1.56

Outstanding at December 31, 2017	3,899,325	1.22	7.98	7,970
Granted	5,296,204	2.17
Forfeited	(304,900)	1.96

Outstanding at December 31, 2018	8,890,629	1.76	8.28	36,888
Granted	1,063,293	4.12
Forfeited	(2,086,050)	1.99
Exercised	(1,962,484)	0.76

Outstanding at December 31, 2019	5,905,388	2.44	7.96	22,807

Vested and Exercisable as of December 31, 2019	1,960,367	1.87	3.85	7,151
Vested or expected to vest as of December 31, 2019	5,905,388	2.44	7.96	22,807

Schedule of restricted share unit

	Number of	Weighted Average Grant Date
	Restricted Stocks	Fair Value
		US$
Restricted share units outstanding at January 1, 2019	—	—
Granted	3,050,427	3.90
Forfeited	(195,200)	3.10
Vested	(301,228)	4.60
Restricted share units outstanding at December 31, 2019	2,553,999	3.88

Schedule of share based compensation expense

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
General and administrative expenses	5,176	22,477	25,412
Selling and marketing expenses	3,674	23,561	24,772
Technology and content expenses	1,071	5,321	4,097
Total	9,921	51,359	54,281